Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash	$ 4,372,837	$ 5,318,922
Amounts receivable and prepaids	9,353,875	6,758,017
Investments	2,866,181	17,000,742
Digital currencies	65,899,449	170,000,412
Total current assets	82,492,342	199,078,093
Plant and equipment	87,228,302	177,542,744
Long term receivable	5,814,779	3,036,274
Deposits, net of provision	9,541,822	59,693,744
Right of use asset	10,973,183	12,587,882
Goodwill and intangible asset	67,119	335,594
Total assets	196,117,547	452,274,331
Current liabilities
Accounts payable and accrued liabilities	9,353,631	12,376,825
Current portion of lease liability	2,330,341	2,164,658
Term loan	7,138,945	9,375,244
Loans payable	1,224,102	1,224,102
Current income tax liability	1,846,102	1,013,803
Total current liabilities	21,893,121	26,154,632
Convertible loan - liability component	4,728,684	5,599,007
Convertible loan - derivative component	481,998	4,986,354
Loans payable	11,853,946	14,468,237
Lease liability	8,138,067	10,484,536
Deferred tax liability	206,000	1,529,000
Total liabilities	47,301,816	63,221,766
Equity
Share capital	419,213,365	413,660,484
Equity reserve	18,863,725	12,236,169
Accumulated other comprehensive income	7,404,497	23,399,468
Accumulated deficit	(296,665,856)	(60,243,556)
Total equity	148,815,731	389,052,565
Total liabilities and equity	$ 196,117,547	$ 452,274,331